Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		12/1/2019
	Collection Period Ending Date		12/31/2019
	Collection Period		38
	Payment Date		1/15/2020

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.689555	$177,905,088.68	$17,042,648.73	$160,862,439.95
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$234,905,088.68	$17,042,648.73	$217,862,439.95
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$242,405,088.68	$17,042,648.73	$225,362,439.95
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$177,905,088.68	$286,130.68
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$234,905,088.68	$407,074.43
	2. AVAILABLE FUNDS
(20)	Interest Collections		$967,836.23
(21)	Principal Collections		$11,445,348.14
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$5,277,418.56
(24)	Liquidation Proceeds		$51,088.60
(25)	Recoveries		$106,249.12
(26)	Investment Earnings		$—
(27)	Total Collections		$17,847,940.65
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$17,847,940.65
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$202,004.24	$202,004.24	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$286,130.68	$286,130.68	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—

(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$9,542,648.73	$9,542,648.73	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$196,213.25	$196,213.25	$—
			$17,847,940.65	$17,847,940.65
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$9,542,648.73
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$17,042,648.73
	4. POOL INFORMATION
(53)	Pool Balance		$225,362,440
(54)	Number of Receivables Outstanding		30,113
(55)	Weighted Average Contract Rate		4.68%
(56)	Weighted Average Maturity		26.16
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$20,292.91
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(20,292.91)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		$—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$268,625.38	46	$5,839.68
(74)	Recoveries for Collection Period		$106,249.12	185	$574.32
(75)	Net Losses/(Recoveries) for Collection Period		$162,376.26
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,284,788.60
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.55232%

		12/31/2019	11/30/2019	10/31/2019	9/30/2019
(79)	Pool Balance at end of collection period	$225,362,440	$242,405,089	$259,133,248	$278,596,012
(80)	Number of receivables outstanding	30,113	31,399	32,626	34,080
(81)	Average month end Pool Balance	$233,883,764	$250,769,168	$268,864,630	$288,003,343
(82)	Realized Losses for Collection Period	$268,625	$207,984	$192,908	$129,792
(83)	Recoveries for Collection Period	$106,249	$129,314	$109,793	$87,091
(84)	Net Losses/(Recoveries) for Collection Period	$162,376	$78,670	$83,116	$42,701

(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	1.378%	0.995%	0.861%	0.541%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.833%	0.376%	0.371%	0.178%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.423%

		12/31/2019	11/30/2019	10/31/2019	9/30/2019
(88)	Receivables 31-59 Days Delinquent	$3,322,483.84	$2,830,420.19	$3,061,236.82	$3,555,495.53
(89)	$ As % of Ending Pool Balance	1.474%	1.168%	1.181%	1.276%
(90)	# of Receivables	376	334	318	356
(91)	# As % of Ending Pool # of Receivables	1.249%	1.064%	0.975%	1.045%
(92)	Receivables 60-89 Days Delinquent	$687,808.32	$676,609.30	$751,396.86	$704,627.00
(93)	$ As % of Ending Pool Balance	0.305%	0.279%	0.290%	0.253%
(94)	# of Receivables	85	74	75	91
(95)	# As % of Ending Pool # of Receivables	0.282%	0.236%	0.230%	0.267%
(96)	Receivables 90 - 119 Days Delinquent	$285,564.65	$379,589.73	$348,404.63	$181,958.93
(97)	$ As % of Ending Pool Balance	0.127%	0.157%	0.134%	0.065%
(98)	# of Receivables	31	42	49	31
(99)	# As % of Ending Pool # of Receivables	0.103%	0.134%	0.150%	0.091%
(100)	Receivables 120+ Days Delinquent	$188,915.15	$158,019.04	$107,750.34	$186,761.29
(101)	$ As % of Ending Pool Balance	0.084%	0.065%	0.042%	0.067%
(102)	# of Receivables	27	24	17	25
(103)	# As % of Ending Pool # of Receivables	0.090%	0.076%	0.052%	0.073%
(104)	Total Delinquencies	$4,484,771.96	$4,044,638.26	$4,268,788.65	$4,628,842.75
(105)	$ As % of Ending Pool Balance	1.990%	1.669%	1.647%	1.661%
(106)	# of Receivables	519	474	459	503
(107)	# As % of Ending Pool # of Receivables	1.724%	1.510%	1.407%	1.476%
(108)	Receivables 60+ Days Delinquent	$1,162,288.12	$1,214,218.07	$1,207,551.83	$1,073,347.22
(109)	$ As % of Ending Pool Balance	0.516%	0.501%	0.466%	0.385%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$178,322.23	$180,527.47	$233,739.95	$177,821.22
(112)	# of Receivables	21	20	27	21

Name: Kim Taylor
Title: Senior Vice President
January 10, 2020